EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on November 7, 2016 (Accession No. 0001193125-16-761862), to the Summary Prospectus and Prospectus dated May 1, 2016, for Cohen & Steers Real Assets Fund, Inc.